Average Annual Total Returns (Vanguard U.S. Value Fund Retail)	Vanguard U.S. Value Fund Vanguard U.S. Value Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard U.S. Value Fund Vanguard U.S. Value Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard U.S. Value Fund Vanguard U.S. Value Fund - Investor Shares 10/1/2013 - 9/30/2014	Russell 3000 Value Index Vanguard U.S. Value Fund Vanguard U.S. Value Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.68%	14.24%	8.66%	12.70%
Five Years	16.55%	16.13%	13.40%	15.34%
Ten Years	6.89%	6.09%	5.46%	7.26%